Shareholders' Equity (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2013	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	May 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Oct. 31, 2013	Jan. 31, 2014
Shareholders' Equity (Textual)
Preferred stock, shares authorized	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Issuance of common stock pursuant to Lincoln Park equity line, Shares	230,743
Acquired in-process research and development	$ 4,000,000
Value of shares issued	470,475	528,051
Additional warrant expenses and charges	4,775	4,775
Warrant issuance expenses representing estimated fair value of services performed	3,436,195	3,654,770
Proceeds from Issuance of Common Stock	470,475	528,051
Net proceeds received from public offering	1,937,894
Lincoln Park Capital Fund, Llc [Member]
Shareholders' Equity (Textual)
Value of shares issued			10,600,000
Period for Fusion Capital to purchase common stock			In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital Fund, LLC ("Lincoln Park"). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 75,000 shares ("Regular Purchase") of the Company's common stock every two business days, up to an aggregate of $10.6 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company's common stock on such date.
Number of shares issued as commitment fee			100,000
Maximum additional commitment shares upon relative proportion of purchases compared to the total commitment			122,070
Value of shares under agreement consist of commitment fee on equity line value draws			750,000
Closeing price of common shares			$ 2.50
Description Of Purchase Agreement			In addition to the Regular Purchase and provided that the closing price of the common shares is not below $1.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day ("Accelerate Purchase Date") additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date's volume weighted average price.
Proceed from common stock agreement gross			10,000,000
Warrant [Member]
Shareholders' Equity (Textual)
Number of common stock issued for stock warrants exercised	(586,081)	(107,143)
Common stock issued in Unit offering, Shares	1,169,318	5,416,581
Warrant [Member] | Consultant [Member]
Shareholders' Equity (Textual)
Common stock issued in consideration for services performed, Shares		5,000
Common Stock [Member]
Shareholders' Equity (Textual)
Issuance of common stock from cashless exercise of warrants,shares	143,004				65,115
Number of common stock issued for stock warrants exercised	36,672				336,081					107,143
Issuance of common stock pursuant to Lincoln Park equity line, Shares	230,743	383,370				76,904		76,907	76,932
Issuance of common stock from collaboration agreement, Shares	43,067	1,034,483					43,067
Issuance of common stock upon the exercise of vested stock options						7,500	29,172
Acquired in-process research and development				1,849,113
Common stock issued in Unit offering, Shares	1,886,530	6,773,995
Common stock issued in consideration for services performed, Shares	121,000	55,104
Common stock issued for stock options exercised		103,439
Value of shares issued	231	383
Proceeds from Issuance of Common Stock		528,051
Proceed from common stock agreement gross		$ 600,000
Common Stock [Member] | Lincoln Park Capital Fund, Llc [Member]
Shareholders' Equity (Textual)
Issuance of common stock pursuant to Lincoln Park equity line, Shares			383,370
Common Stock [Member] | Warrant [Member]
Shareholders' Equity (Textual)
Issuance of common stock from cashless exercise of warrants,shares											77,889
Number of common stock issued for stock warrants exercised											250,000